Party-In-Interest Transactions (Details) - EBP 001 - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value		$ 2,651,283	$ 2,545,222
Dividend income		44,471
Participant contributions transferred late to the plan	[1]		102
Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value		$ 655,469	$ 594,680
Concentration of investment at fair value to net assets, percentage		23.00%	22.00%
Company stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value		$ 366,605	$ 458,761
Concentration of investment at fair value to net assets, percentage		13.00%	17.00%
Number of shares (in shares)		1,483,987	1,581,614
Investment at cost basis		$ 233,266	$ 230,007
Dividend income		$ 10,791	$ 12,280

[1]	Relates to participant contributions that were remitted late but corrected in 2024. Refer to Note 8, Party-In-Interest Transactions, for additional information.